Note 6 - Leases - Lease Balance Sheet Information (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Operating lease right-of-use assets	$ 829	$ 1,828
Finance lease assets	0	159
Total lease assets	829	1,987
Operating leases, current	712	1,258
Finance leases, current	0	85
Operating leases, non-current	577	832
Total lease liabilities	$ 1,289	$ 2,175